Schedule of Investments
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–107.06%
California–102.46%
Adelanto Community Facilities District No. 2006-2 (Improvement Area No. 2); Series 2015 A, RB	5.00%	09/01/2045	$1,000	$1,000,315
Adelanto Public Utility Authority (Utility System); Series 2014 A, RB	5.00%	07/01/2039	5,170	5,170,129
Adelanto School District (Community Facilities District No. 4); Series 2023, RB	5.75%	09/01/2053	1,400	1,464,194
Alameda (City of), CA Corridor Transportation Authority; Series 2022 C, RB (INS - AGI)(a)	5.00%	10/01/2052	5,000	5,153,261
Alvord Unified School District; Series 2023 A, GO Bonds (INS - BAM)(a)	5.00%	08/01/2052	10,000	10,442,163
Bakersfield (City of), CA (Assessment District No. 07-2); Series 2008, RB	7.38%	09/02/2028	425	427,503
Bay Area Toll Authority (San Francisco Bay Area); Series 2017, Ref. RB	4.00%	04/01/2049	630	587,469
Beaumont (City of), CA (Community Facilities District No. 2016-1);
Series 2019, RB	5.00%	09/01/2030	125	128,913
Series 2019, RB	5.00%	09/01/2031	140	144,369
Series 2019, RB	5.00%	09/01/2049	775	780,334
Beaumont Unified School District Community Facilities District No. 2020-1 (Improvement area No. 2); Series 2023, RB	5.00%	09/01/2053	875	883,955
Beaumont Unified School District Community Facilities District No. 2022-1 (Improvement Area No. 2);
Series 2025, RB	5.00%	09/01/2050	305	309,860
Series 2025, RB	5.00%	09/01/2055	900	910,227
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(b)	0.00%	08/01/2026	1,465	1,458,977
Series 2009, GO Bonds(b)	0.00%	08/01/2032	3,045	2,550,494
Blythe (City of), CA Community Facilities District No. 2004-1; Series 2005, RB	5.30%	09/01/2035	500	502,102
Blythe (City of), CA Redevelopment Agency Successor Agency (Project No. 1);
Series 2011 A, RB	9.75%	05/01/2038	1,700	1,707,555
Series 2015, Ref. RB	5.00%	05/01/2038	1,000	1,000,789
Burbank-Glendale-Pasadena Airport Authority;
Series 2024 B, RB(c)	5.25%	07/01/2054	12,300	12,768,973
Series 2026 B, RB (INS - AGI)(a)(c)	5.25%	07/01/2046	2,500	2,692,483
Calexico (City of), CA Community Facilities District No. 2005-1;
Series 2006, RB(d)	5.50%	09/01/2036	2,500	825,000
Series 2006, RB(d)	5.55%	09/01/2036	2,325	767,250
California (State of);
Series 2022 CU, GO Bonds	4.85%	12/01/2046	1,700	1,758,333
Series 2022, GO Bonds(e)	5.00%	11/01/2042	11,370	12,405,436
Series 2025, GO Bonds(e)	4.13%	03/01/2049	4,500	4,489,377
Series 2025, GO Bonds	5.00%	03/01/2055	3,680	3,879,622
Series 2025, GO Bonds(e)	5.00%	03/01/2055	7,500	7,906,838
Series 2026, GO Bonds	5.00%	10/01/2046	5,000	5,470,862
Series 2026, GO Bonds	5.25%	10/01/2051	9,000	9,861,397
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2024, RB(f)	5.00%	04/01/2032	5,000	5,305,595
Series 2024, RB(f)	5.00%	08/01/2032	20,000	20,575,194
Series 2024, RB(f)	5.00%	10/01/2032	5,000	5,214,416
Series 2024, RB(f)	5.00%	12/01/2032	17,500	18,017,967
Series 2025 A, RB(f)	5.00%	05/01/2035	7,500	7,731,157
Series 2025 B, RB(f)	5.00%	11/01/2035	7,500	8,068,471
Series 2025 C, RB(f)	5.00%	10/01/2033	11,000	11,493,176
California (State of) Community Choice Financing Authority (Green Bonds);
Series 2023 C, RB(f)	5.25%	10/01/2031	5,000	5,310,729
Series 2026, RB(f)	5.00%	02/01/2036	7,500	8,105,020
Series 2026, RB	5.00%	03/01/2036	5,000	5,258,937
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College);
Series 2018, RB	5.25%	05/01/2048	665	670,640
Series 2018, RB	5.25%	05/01/2053	2,500	2,514,029
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Community Housing Agency (Stonridge Apartments); Series 2021 A, RB(g)	4.00%	02/01/2056	$3,000	$2,370,999
California (State of) County Tobacco Securitization Agency;
Series 2007 D, RB(b)(g)	0.00%	06/01/2057	45,600	3,643,381
Series 2007 E, RB(b)(g)	0.00%	06/01/2057	51,500	3,546,481
Series 2007 F, RB(b)(g)	0.00%	06/01/2057	55,250	3,679,219
Series 2020 A, Ref. RB	4.00%	06/01/2037	550	544,098
Series 2020 A, Ref. RB	4.00%	06/01/2039	1,200	1,163,458
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	6.00%	06/01/2042	13,450	13,470,658
Series 2006 C, RB(b)	0.00%	06/01/2055	332,360	33,511,925
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2002, RB	6.00%	06/01/2035	1,360	1,360,000
Series 2002, RB	6.13%	06/01/2038	9,470	9,482,634
Series 2006 A, RB(b)	0.00%	06/01/2046	62,110	17,295,840
Series 2006 C, RB(b)	0.00%	06/01/2055	71,700	8,219,767
Series 2006 D, RB(b)	0.00%	06/01/2055	309,500	29,906,273
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2049	710	622,422
Series 2020 B-2, Ref. RB(b)	0.00%	06/01/2055	21,320	3,558,238
California (State of) County Tobacco Securitization Agency (Merced County Tobacco Funding Corp.); Series 2020, Ref. RB	5.00%	06/01/2050	3,155	2,937,995
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB(b)	0.00%	06/01/2055	6,050	1,222,869
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	520	520,000
California (State of) Department of Water Resources (Central Valley); Series 2026 A, RB	5.00%	12/01/2056	15,000	15,890,310
California (State of) Educational Facilities Authority (Loma Linda University); Series 2017 A, Ref. RB	5.00%	04/01/2042	1,715	1,723,123
California (State of) Educational Facilities Authority (Saint Mary’s College of California); Series 2023, Ref. RB	5.50%	10/01/2053	6,005	5,952,857
California (State of) Educational Facilities Authority (University of Redlands); Series 2022 A, RB	5.00%	10/01/2052	2,300	2,271,997
California (State of) Enterprise Development Authority (Heights Christian Schools); Series 2023 A, RB(g)	6.25%	06/01/2053	2,520	2,434,984
California (State of) Enterprise Development Authority (Real Journey Academies Obligated Group);
Series 2024 A, RB(g)	5.00%	06/01/2054	2,500	2,399,103
Series 2024 A, RB(g)	5.00%	06/01/2064	7,500	7,058,404
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village);
Series 2024, RB	5.25%	11/01/2049	11,805	12,666,449
Series 2024, RB	5.25%	11/01/2054	5,000	5,311,432
California (State of) Enterprise Development Authority (Rocklin Academy (The)); Series 2024, RB(g)	5.00%	06/01/2054	2,625	2,533,964
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2021 A, Ref. RB	4.00%	08/15/2048	25,715	24,532,514
California (State of) Health Facilities Financing Authority (CommonSpirit Health);
Series 2020, Ref. RB(f)(h)	4.00%	04/01/2030	210	222,041
Series 2020, Ref. RB	4.00%	04/01/2049	5,925	5,404,093
Series 2024 A, RB	5.00%	12/01/2054	4,195	4,313,627
California (State of) Health Facilities Financing Authority (El Camino Health); Series 2025 A, Ref. RB	5.25%	02/01/2048	1,500	1,625,057
California (State of) Health Facilities Financing Authority (Episcopal Communities & Services);
Series 2024, RB	5.25%	11/15/2048	1,000	1,033,640
Series 2024, RB	5.25%	11/15/2058	4,750	4,842,378
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Subseries 2017 A-2, RB	5.00%	11/01/2047	10,000	11,122,187
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford);
Series 2017, RB	4.00%	11/15/2047	$560	$535,273
Series 2022, Ref. RB	4.00%	05/15/2051	3,540	3,251,969
California (State of) Health Facilities Financing Authority (Lucile Salter Packard); Series 2022, Ref. RB	4.00%	05/15/2046	2,925	2,832,669
California (State of) Health Facilities Financing Authority (On Lok Senior Health Services) (Social Bonds); Series 2020, Ref. RB	5.00%	08/01/2055	1,130	1,133,703
California (State of) Health Facilities Financing Authority (Providence Health & Services); Series 2014 B, RB	5.00%	10/01/2044	7,625	7,629,423
California (State of) Health Facilities Financing Authority (Stanford Health Care); Series 2020 A, Ref. RB	4.00%	08/15/2050	17,755	16,661,317
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2016 B, Ref. RB	5.00%	11/15/2046	935	937,627
California (State of) Housing Finance Agency; Series 2019 A, RB	4.25%	01/15/2035	0	2
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds); Series 2025 B, Ref. RB(c)(f)(g)	12.00%	11/02/2026	5,050	2,828,000
California (State of) Infrastructure & Economic Development Bank (WFCS Portfolio Program); Series 2021 A-1, RB(g)	5.00%	01/01/2056	2,450	2,125,077
California (State of) Municipal Finance Authority;
Series 2024 D, RB	5.00%	09/01/2049	1,000	1,012,688
Series 2024 D, RB	5.00%	09/01/2054	1,000	1,002,775
Series 2025 A-1, RB	3.44%	02/20/2041	6,921	6,476,084
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	3,015	3,015,090
California (State of) Municipal Finance Authority (Ascent 613);
Series 2025 A, RB(g)	5.00%	01/01/2038	1,060	1,086,605
Series 2025 A, RB(g)	5.38%	01/01/2055	8,645	8,691,581
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy);
Series 2018 A, RB(g)	5.00%	06/01/2038	280	281,499
Series 2018 A, RB(g)	5.00%	06/01/2048	3,225	3,120,724
California (State of) Municipal Finance Authority (Bold Program);
Series 2020 B, RB	4.00%	09/01/2043	755	730,471
Series 2020 B, RB	4.00%	09/01/2050	1,095	968,330
Series 2021 A, RB	4.00%	09/01/2041	655	631,811
Series 2021 A, RB	4.00%	09/01/2046	1,095	1,006,207
Series 2021 B, RB	4.00%	09/01/2046	830	758,606
Series 2021 B, RB	4.00%	09/01/2051	775	667,576
Series 2022 B, Ref. RB	6.00%	09/01/2052	2,160	2,274,062
Series 2022 B, Ref. RB	6.30%	09/01/2052	870	925,581
Series 2022 C, RB	6.25%	09/01/2052	1,885	2,002,632
Series 2023 B, RB	5.75%	09/01/2053	1,350	1,419,443
California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB(g)	5.00%	11/01/2046	1,000	976,610
California (State of) Municipal Finance Authority (Caritas);
Series 2017 A, Ref. RB	4.00%	08/15/2037	1,055	1,046,674
Series 2021 B, Ref. RB	4.00%	08/15/2041	295	278,903
Series 2021 B, Ref. RB	4.00%	08/15/2051	435	367,020
California (State of) Municipal Finance Authority (Caritas) (Social Bonds);
Series 2023, RB	5.25%	08/15/2058	1,100	1,125,804
Series 2024, Ref. RB	5.00%	08/15/2049	1,000	1,018,064
Series 2024, Ref. RB	5.00%	08/15/2059	1,600	1,611,163
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2043	5,900	6,014,772
California (State of) Municipal Finance Authority (City of Chula Vista-Sunbow); Series 2024 A, RB	5.00%	09/01/2054	1,700	1,710,438
California (State of) Municipal Finance Authority (City of Elk Grove-Madeira Ranch);
Series 2024, RB	5.00%	09/01/2049	785	799,234
Series 2024, RB	5.00%	09/01/2054	750	754,134
California (State of) Municipal Finance Authority (Cityview Apartments) (Green Bonds); Series 2021, RB(g)	4.00%	11/01/2036	1,625	1,561,141
California (State of) Municipal Finance Authority (Clay Lacy Aviation Facilities - John Wayne Airport); Series 2026, RB(c)(g)	6.00%	01/01/2055	4,100	4,303,763
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (Community Health Centers of the Central Coast, Inc.); Series 2025 A, RB	5.75%	12/01/2055	$2,500	$2,630,721
California (State of) Municipal Finance Authority (Community Medical Centers); Series 2017 A, Ref. RB	5.00%	02/01/2037	1,000	1,006,852
California (State of) Municipal Finance Authority (Eskaton Properties, Inc.);
Series 2024, Ref. RB	5.00%	11/15/2039	3,345	3,599,078
Series 2024, Ref. RB	5.00%	11/15/2044	1,995	2,084,733
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB(g)	6.63%	01/01/2032	610	606,176
Series 2012, RB(g)	6.88%	01/01/2042	2,080	2,053,461
California (State of) Municipal Finance Authority (Gracelight Community Health); Series 2025 A, RB	5.38%	06/01/2056	1,900	1,891,684
California (State of) Municipal Finance Authority (Greenfield Commons I) (Green Bonds); Series 2023 A, RB (CEP - FNMA)	5.28%	09/01/2046	2,950	3,169,728
California (State of) Municipal Finance Authority (Humangood - California Obligated Group);
Series 2021, RB	4.00%	10/01/2046	1,080	994,893
Series 2021, RB	4.00%	10/01/2049	8,000	7,065,254
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(c)	5.00%	12/31/2043	13,630	13,820,836
Series 2018 A, RB(c)	5.00%	12/31/2047	18,610	18,660,174
California (State of) Municipal Finance Authority (Mt. San Antonio Gardens); Series 2019, Ref. RB	5.00%	11/15/2049	1,000	1,000,277
California (State of) Municipal Finance Authority (Open Door Community Health Centers); Series 2021, RB (INS - Cal-Mortgage)(a)	4.00%	09/15/2051	3,385	3,141,725
California (State of) Municipal Finance Authority (Palmdale Aerospace Academy (The)); Series 2018 A, RB(g)	5.00%	07/01/2049	600	566,666
California (State of) Municipal Finance Authority (Palomar Health); Series 2022 A, Ref. COP (INS - AGI)(a)	5.25%	11/01/2052	5,400	5,442,459
California (State of) Municipal Finance Authority (PRS California Obligated Group); Series 2024, Ref. RB	5.00%	04/01/2054	3,030	3,052,029
California (State of) Municipal Finance Authority (Samuel Merritt University); Series 2022, RB	5.25%	06/01/2053	8,000	8,263,402
California (State of) Municipal Finance Authority (Santa Rosa Academy); Series 2022, Ref. RB	5.00%	07/01/2052	3,230	3,060,961
California (State of) Municipal Finance Authority (Social Bonds);
Series 2019 A, Ref. RB(g)	5.00%	11/01/2029	685	697,911
Series 2019 A, Ref. RB(g)	5.00%	11/01/2039	1,475	1,493,521
Series 2019 A, Ref. RB(g)	5.00%	11/01/2049	2,700	2,560,480
California (State of) Municipal Finance Authority (South Central Los Angeles); Series 2024, Ref. RB	4.00%	12/01/2043	1,000	991,679
California (State of) Municipal Finance Authority (St. Ignatius College Preparatory); Series 2024 A, RB	5.00%	09/01/2049	1,500	1,560,470
California (State of) Municipal Finance Authority (Turning Point Schools);
Series 2024, Ref. RB(g)	5.25%	06/01/2044	1,075	1,060,742
Series 2024, Ref. RB(g)	5.50%	06/01/2054	1,300	1,229,583
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(c)	4.00%	07/15/2029	20,000	20,173,538
California (State of) Municipal Finance Authority (University of La Verne); Series 2017 A, Ref. RB	5.00%	06/01/2043	600	603,791
California (State of) Municipal Finance Authority (Westside Neighborhood School);
Series 2024, RB(g)	6.20%	06/15/2054	1,800	1,889,260
Series 2024, RB(g)	6.38%	06/15/2064	1,000	1,053,322
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB (Acquired 04/25/2019; Cost $1,437,417)(g)(i)(j)	5.00%	08/01/2039	1,400	1,055,188
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB (Acquired 05/25/2017; Cost $1,387,423)(c)(g)(i)(j)	7.50%	07/01/2032	1,425	16,031
Series 2017, RB (Acquired 05/25/2017; Cost $1,890,139)(c)(g)(i)(j)	8.00%	07/01/2039	1,900	21,375
Series 2020, RB (Acquired 10/06/2020; Cost $401,185)(c)(g)(i)(j)	7.50%	07/01/2032	420	4,725
California (State of) Pollution Control Financing Authority (Plant Bonds); Series 2012, RB(c)(g)	5.00%	07/01/2037	3,000	3,000,326
California (State of) Pollution Control Financing Authority (Poseidon Resources L.P.); Series 2023, RB(c)(g)	5.00%	11/21/2045	1,000	1,046,210
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(g)	5.00%	11/21/2045	2,500	2,546,100
California (State of) Public Finance Authority (California Crosspoint Academy); Series 2020 A, RB(g)	5.13%	07/01/2055	5,000	4,338,835
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Public Finance Authority (Crossroads Christian Schools); Series 2020, RB(g)	5.00%	01/01/2056	$1,000	$882,476
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(g)	5.00%	11/15/2036	1,000	1,012,834
Series 2021, RB(g)	5.00%	11/15/2046	4,000	3,797,856
Series 2021, RB(g)	5.00%	11/15/2051	3,590	3,258,977
Series 2021, RB(g)	5.00%	11/15/2056	2,685	2,388,355
California (State of) Public Finance Authority (Excelsior Charter Schools);
Series 2020 A, RB(g)	5.00%	06/15/2050	1,540	1,435,085
Series 2020 A, RB(g)	5.00%	06/15/2055	1,030	936,211
California (State of) Public Finance Authority (Hazelden Betty Ford Foundation); Series 2025 A, RB	5.00%	11/01/2054	5,245	5,308,434
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2037	1,000	1,002,241
Series 2017, Ref. RB	5.00%	10/15/2047	1,000	999,920
California (State of) Public Finance Authority (Kendal at Ventura); Series 2023 A-C, RB(g)	10.00%	05/15/2028	2,900	4,001,797
California (State of) Public Finance Authority (LaVerne Elementary Preparatory Academy);
Series 2019 A, RB(g)	5.00%	06/15/2049	1,400	1,320,882
Series 2025 A, RB(g)	5.63%	06/15/2055	1,155	1,163,908
Series 2025 A, RB(g)	6.00%	06/15/2065	3,850	3,926,218
California (State of) Public Finance Authority (Trinity Classical Academy);
Series 2019 A, RB(g)	5.00%	07/01/2036	385	382,182
Series 2019 A, RB(g)	5.00%	07/01/2044	630	587,651
Series 2019 A, RB(g)	5.00%	07/01/2054	1,600	1,392,001
California (State of) Public Works Board (Various Capital);
Series 2021 B, RB	4.00%	05/01/2046	8,000	7,848,406
Series 2025 A, RB	5.00%	04/01/2050	5,500	5,820,333
Series 2025 A, RB(e)	5.00%	04/01/2050	8,000	8,465,939
California (State of) School Finance Authority; Series 2024 A, RB(g)	5.75%	06/01/2053	2,000	1,960,484
California (State of) School Finance Authority (Alliance for College-Ready Public Schools);
Series 2015, RB(g)	5.00%	07/01/2045	650	650,045
Series 2024, Ref. RB(g)	5.00%	07/01/2059	2,850	2,852,761
California (State of) School Finance Authority (Aspen Public Schools Obligated Group);
Series 2022 A, RB (Acquired 09/23/2022; Cost $3,681,672)(g)(j)	6.13%	07/01/2052	3,745	3,790,159
Series 2022 A, RB (Acquired 09/23/2022; Cost $4,554,266)(g)(j)	6.25%	07/01/2062	4,655	4,702,760
California (State of) School Finance Authority (Aspire Public School);
Series 2016, Ref. RB(g)	5.00%	08/01/2041	2,425	2,425,303
Series 2016, Ref. RB(g)	5.00%	08/01/2046	685	666,258
California (State of) School Finance Authority (Aspire Public Schools Obligated Group);
Series 2015 A, Ref. RB(g)	5.00%	08/01/2045	1,000	981,905
Series 2020 A, RB(g)	5.00%	08/01/2059	3,120	2,872,086
California (State of) School Finance Authority (Camino Nuevo Charter Academy Obligated Group) (Green Bonds); Series 2023, Ref. RB(g)	5.25%	06/01/2053	1,550	1,524,275
California (State of) School Finance Authority (Escuela Popular);
Series 2017, RB(f)(g)(h)	6.25%	07/01/2027	875	906,026
Series 2017, RB(g)	6.25%	07/01/2037	375	351,273
California (State of) School Finance Authority (Granada Hills Charter Obligated Group); Series 2024, RB(g)	5.00%	07/01/2064	1,440	1,346,267
California (State of) School Finance Authority (Green Dot Public Schools);
Series 2015 A, RB(g)	5.00%	08/01/2045	2,305	2,302,284
Series 2018 A, RB(g)	5.00%	08/01/2038	1,000	1,013,690
California (State of) School Finance Authority (Grimmway Schools Obligated Group); Series 2016 A, RB(g)	4.25%	07/01/2028	500	500,118
California (State of) School Finance Authority (Harbor Springs Obligated Group);
Series 2024, RB(g)	5.50%	07/01/2054	2,250	2,278,842
Series 2024, RB(g)	5.63%	07/01/2063	1,000	1,009,629
California (State of) School Finance Authority (Hawking Steam Charter School);
Series 2022, RB(g)	5.38%	07/01/2056	995	996,359
Series 2022, RB(g)	5.50%	07/01/2062	1,000	1,003,187
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) School Finance Authority (KIPP LA);
Series 2015 A, RB(g)	5.00%	07/01/2045	$500	$500,039
Series 2017 A, RB(g)	5.00%	07/01/2037	590	595,620
California (State of) School Finance Authority (KIPP SoCal Public Schools); Series 2019 A, RB(g)	5.00%	07/01/2049	1,700	1,701,813
California (State of) School Finance Authority (Magnolia Public Schools Obligated Groups); Series 2025 A, RB(g)	5.00%	07/01/2055	2,000	1,934,378
California (State of) School Finance Authority (New Designs Charter School);
Series 2019 A, RB(g)	5.00%	06/01/2050	1,060	1,016,610
Series 2024, Ref. RB(g)	5.00%	06/01/2054	1,950	1,849,476
Series 2024, Ref. RB(g)	5.00%	06/01/2064	7,055	6,500,854
California (State of) School Finance Authority (Orange County Educational Arts Academy); Series 2023, Ref. RB (CEP - Colorado Higher Education Intercept Program)(g)	5.88%	06/01/2053	700	706,361
California (State of) School Finance Authority (Partnership to Uplift Communities) (Social Bonds);
Series 2023, Ref. RB(g)	5.50%	08/01/2043	550	558,809
Series 2023, Ref. RB(g)	5.50%	08/01/2047	525	526,381
California (State of) School Finance Authority (Scholarship Prep Public Schools – Obligated Group); Series 2023 A, RB(g)	6.00%	06/01/2063	2,035	1,998,030
California (State of) School Finance Authority (Sonoma County Junior College); Series 2021, RB(g)	4.00%	11/01/2051	2,700	2,213,519
California (State of) School Finance Authority (Stem Preparatory Schools - Obligated Group);
Series 2023 A, RB(g)	5.13%	06/01/2053	500	481,464
Series 2023 A, RB(g)	5.38%	05/01/2063	1,000	981,119
California (State of) School Finance Authority (Value Schools);
Series 2016 A, RB(g)	5.25%	07/01/2031	600	600,672
Series 2023 A, Ref. RB (CEP - Colorado Higher Education Intercept Program)(g)	5.25%	07/01/2048	700	706,510
California (State of) School Finance Authority (Vibrant Minds Charter School);
Series 2025, RB(g)	6.75%	04/15/2045	1,650	1,696,844
Series 2025, RB(g)	7.00%	04/15/2055	3,000	3,043,390
California (State of) Statewide Communities Development Authority;
Series 2017, RB	5.00%	09/02/2037	1,135	1,152,397
Series 2017, RB	5.00%	09/02/2046	1,265	1,272,680
Series 2020 B, RB	4.00%	09/02/2050	445	377,135
Series 2021 A, RB	4.00%	09/02/2051	1,990	1,709,022
California (State of) Statewide Communities Development Authority (Adventist Health System);
Series 2015 A, Ref. RB	5.00%	03/01/2033	775	775,663
Series 2018 A, Ref. RB	5.00%	03/01/2042	1,185	1,200,891
Series 2018 A, Ref. RB	5.00%	03/01/2048	1,860	1,867,972
California (State of) Statewide Communities Development Authority (Buck Institute for Research on Aging); Series 2021, Ref. RB	4.00%	04/01/2046	4,230	3,860,499
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2017 A, Ref. RB(g)	5.00%	11/01/2041	875	866,718
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2015-1);
Series 2020, RB	4.00%	09/01/2050	1,500	1,297,487
Series 2020, RB	4.00%	09/01/2050	2,000	1,714,842
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2016-02); Series 2020, RB	4.00%	09/01/2050	2,465	2,129,077
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2018-02); Series 2020, RB(g)	7.25%	09/01/2050	4,255	4,351,794
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2020-02); Series 2022, RB	5.25%	09/01/2052	1,650	1,679,402
California (State of) Statewide Communities Development Authority (Community Facilities District); Series 2024, RB	5.00%	09/01/2054	900	903,102
California (State of) Statewide Communities Development Authority (Delta Coves); Series 2022, RB	5.50%	09/01/2052	3,060	3,122,260
California (State of) Statewide Communities Development Authority (Enloe Medical Center);
Series 2022 A, RB (INS - AGI)(a)	5.25%	08/15/2052	3,000	3,046,726
Series 2022 A, RB (INS - AGI)(a)	5.38%	08/15/2057	2,320	2,366,406
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2021, Ref. RB	4.00%	04/01/2051	1,600	1,376,008
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Heritage Park at Cathedral City Apartments); Series 2002 NN-1, RB (INS - AMBAC)(a)(c)	5.20%	06/01/2036	$1,895	$1,897,138
California (State of) Statewide Communities Development Authority (Improvement Area No. 1); Series 2021, RB	4.00%	09/01/2041	690	664,824
California (State of) Statewide Communities Development Authority (Improvement Area No. 3);
Series 2024, RB	5.00%	09/01/2049	375	380,649
Series 2024, RB	5.00%	09/01/2054	550	551,700
California (State of) Statewide Communities Development Authority (Jewish Home of San Francisco); Series 2016, RB (INS - Cal-Mortgage)(a)	4.00%	11/01/2046	7,825	7,540,581
California (State of) Statewide Communities Development Authority (John Muir Health);
Series 2024 A, Ref. RB	5.00%	12/01/2049	6,540	6,847,823
Series 2024 A, Ref. RB	5.25%	12/01/2054	2,360	2,488,323
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2016, Ref. RB(g)	5.00%	06/01/2046	1,000	999,840
Series 2019, RB(g)	5.00%	06/01/2034	375	385,352
Series 2019, RB(g)	5.00%	06/01/2039	100	101,505
Series 2019, RB(g)	5.00%	06/01/2051	295	290,067
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(g)	5.25%	12/01/2056	7,330	7,330,090
California (State of) Statewide Communities Development Authority (McSweeny);
Series 2023, RB	5.00%	09/01/2048	1,350	1,367,975
Series 2023, RB	5.25%	09/01/2053	2,225	2,262,753
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts);
Series 2019, RB (Acquired 01/16/2019; Cost $1,672,636)(g)(j)	5.25%	07/01/2039	1,640	1,672,375
Series 2019, RB (Acquired 01/16/2019; Cost $3,427,626)(g)(j)	5.25%	07/01/2049	3,375	3,384,875
California (State of) Statewide Communities Development Authority (Odd Fellows Home of California);
Series 2023, Ref. RB (INS - Cal-Mortgage)(a)	4.13%	04/01/2053	1,000	948,105
Series 2026, RB (INS - Cal-Mortgage)(a)	5.00%	04/01/2056	2,850	2,929,568
California (State of) Statewide Communities Development Authority (Sand Creek); Series 2021, RB	4.00%	09/01/2041	550	529,337
California (State of) Statewide Communities Development Authority (Sequoia Living); Series 2025 A, Ref. RB (INS - Cal-Mortgage)(a)	5.00%	07/01/2055	5,000	5,153,853
California (State of) Statewide Communities Development Authority (Statewide Community Infrastructure Program);
Series 2021 C-1, RB	4.00%	09/02/2041	2,185	2,013,194
Series 2022, RB	5.38%	09/02/2052	995	1,017,212
Series 2023, RB	5.25%	09/02/2043	1,125	1,168,345
Series 2023, RB	5.25%	09/01/2051	2,395	2,460,285
Series 2023, RB	5.50%	09/02/2053	1,875	1,921,308
Series 2024, RB	5.00%	09/02/2049	1,100	1,122,664
Series 2024, RB	5.00%	09/02/2054	1,100	1,103,401
California (State of) Statewide Communities Development Authority (The Siena Apartments); Series 2026 A, RB (CEP - FNMA)(c)	4.20%	05/01/2036	2,500	2,536,615
California (State of) Statewide Communities Development Authority (Yucaipa Valley Water Reservoir); Series 2014, RB	6.00%	09/02/2044	2,500	2,500,762
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	6.00%	05/01/2037	3,250	3,310,649
Series 2002 B, RB	6.00%	05/01/2037	390	397,278
Series 2002 B, RB	6.00%	05/01/2043	3,130	3,137,130
Series 2002, RB	6.00%	05/01/2043	2,125	2,164,673
Series 2006 A, RB(b)	0.00%	06/01/2046	8,000	2,088,086
California State University;
Series 2025 A, Ref. RB	4.63%	11/01/2056	4,000	4,051,804
Series 2025, RB(e)	5.25%	11/01/2056	30,000	32,368,390
Carson (City of), CA Public Financing Authority;
Series 2019, RB	5.00%	09/02/2030	545	582,392
Series 2024, RB	5.00%	06/01/2049	5,000	5,244,901
Cerritos Community College District (Election of 2022); Series 2026 B, GO Bonds	5.00%	08/01/2051	4,000	4,262,666
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Chino (City of), CA Community Facilities District;
Series 2020, RB	4.00%	09/01/2040	$170	$170,463
Series 2024, RB	5.00%	09/01/2049	675	685,402
Series 2024, RB	5.00%	09/01/2054	740	746,543
Series 2025, RB	5.00%	09/01/2050	1,000	999,493
Series 2025, RB	5.13%	09/01/2050	1,215	1,244,757
Series 2025, RB	5.00%	09/01/2055	1,000	987,766
Series 2025, RB	5.25%	09/01/2055	1,500	1,540,773
Chino Valley Unified School District (Election of 2016); Series 2024 D, GO Bonds(b)	0.00%	08/01/2047	12,750	4,811,788
Chula Vista (City of), CA Community Facilities District No. 16-1 (Improvement Area No. 2); Series 2021, RB	4.00%	09/01/2051	1,775	1,552,102
Clovis (City of), CA Public Financing Authority; Series 2008 A, RB (INS - NATL)(a)	4.63%	08/01/2029	25	25,037
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(a)(b)	0.00%	08/01/2029	735	675,289
Coachella (City of), CA (Community Facilities District No. 2018-1);
Series 2018, RB(g)	5.00%	09/01/2030	355	366,061
Series 2018, RB(g)	5.00%	09/01/2038	1,090	1,115,421
Series 2018, RB(g)	5.00%	09/01/2048	2,015	2,027,648
Series 2018, RB(g)	5.00%	09/01/2053	1,525	1,528,190
Compton (City of), CA Public Finance Authority (Various Capital); Series 2008, Ref. RB (INS - AMBAC)(a)	5.25%	09/01/2027	435	435,434
Compton Unified School District;
Series 2019 B, GO Bonds (INS - BAM)(a)(b)	0.00%	06/01/2035	1,300	931,906
Series 2019 B, GO Bonds (INS - BAM)(a)(b)	0.00%	06/01/2041	6,250	3,323,108
Series 2019 B, GO Bonds (INS - BAM)(a)(b)	0.00%	06/01/2042	4,335	2,176,070
Corona Community Facilities District (Bedford Improvement Area No. 1); Series 2024, RB	5.00%	09/01/2054	1,600	1,608,745
CSCDA Community Improvement Authority (Renaissance at City Center); Series 2020 A, RB(g)	5.00%	07/01/2051	3,250	3,109,744
Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition);
Series 2007 A, Ref. RB	5.00%	12/15/2037	50	50,050
Series 2007 C, Ref. RB	6.50%	12/15/2047	820	820,204
Dixon (City of), CA Improvement Area No. 1 (Community Facilities District No. 2019-1);
Series 2023, RB	5.00%	09/01/2048	1,675	1,680,281
Series 2023, RB	5.00%	09/01/2053	2,600	2,604,349
Eastern Municipal Water District (Community Facilities District No. 2016-75);
Series 2021, RB	4.00%	09/01/2030	75	76,029
Series 2021, RB	4.00%	09/01/2050	540	467,781
Eastern Municipal Water District (Community Facilities District No. 2017-77);
Series 2023, RB	5.25%	09/01/2048	1,100	1,129,292
Series 2023, RB	5.25%	09/01/2053	1,385	1,406,815
Eastern Municipal Water District (Community Facilities District No. 2018-80);
Series 2025, RB	5.00%	09/01/2050	1,000	1,012,530
Series 2025, RB	5.00%	09/01/2054	500	504,421
El Centro (City of), CA Financing Authority (Police Station); Series 2023 A, RB	4.25%	10/01/2047	2,000	2,006,965
El Dorado Irrigation District; Series 2020 A, COP	4.00%	03/01/2050	10,330	9,792,868
El Segundo Unified School District (Election of 2008); Series 2009 A, GO Bonds(b)	0.00%	08/01/2033	4,430	3,552,243
Elk Grove (City of), CA Finance Authority; Series 2024, RB	5.00%	09/01/2051	1,700	1,720,607
Elsinore Valley Municipal Water District; Series 2021 A, RB(g)	4.50%	09/01/2051	2,680	2,503,733
Fairfield (City of), CA Community Facilities District No. 2007-1 (Fairfield Commons); Series 2008, RB	6.88%	09/01/2038	865	871,021
Folsom Ranch Financing Authority Community Facilities District no. 23 (Improvement Area No. 1);
Series 2022, RB	5.00%	09/01/2042	3,290	3,424,448
Series 2024, RB	5.00%	09/01/2049	415	419,982
Fontana (City of), CA (The Gardens Phase One);
Series 2024, RB	5.00%	09/01/2049	3,030	3,072,565
Series 2024, RB	5.00%	09/01/2054	2,825	2,848,067
Fontana (City of), CA (The Meadows); Series 2020, RB	4.00%	09/01/2050	5	4,441
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Foothill-Eastern Transportation Corridor Agency;
Series 2014 A, Ref. RB	6.85%	01/15/2042	$1,000	$1,189,820
Series 2015, Ref. RB (INS - AGI)(a)(b)	0.00%	01/15/2035	2,745	2,064,479
Series 2021 A, Ref. RB (INS - BAM)(a)	4.00%	01/15/2046	15,965	15,644,196
Series 2021 C, Ref. RB	4.00%	01/15/2043	1,705	1,685,023
Fremont Community Facilities District No. 1 (Pacific Commons); Series 2015, Ref. RB	5.00%	09/01/2035	815	816,761
Gilroy Public Facilities Financing Authority; Series 2021 A, RB	3.00%	08/01/2046	3,720	3,008,823
Gilroy Unified School District (Election of 2008);
Series 2009 A, GO Bonds(b)(h)	0.00%	08/01/2029	615	562,076
Series 2009 A, GO Bonds (INS - AGI)(a)(b)	0.00%	08/01/2029	4,735	4,336,764
Series 2009 A, GO Bonds(b)(h)	0.00%	08/01/2031	2,235	1,918,906
Series 2009 A, GO Bonds (INS - AGI)(a)(b)	0.00%	08/01/2031	1,415	1,214,668
Glendale (City of), CA;
Series 2025, RB	5.00%	02/01/2052	9,095	9,484,673
Series 2025, RB	5.00%	02/01/2055	10,995	11,428,429
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(b)	0.00%	06/01/2066	21,000	2,099,922
Golden Valley Unified School District Community Facilities District; Series 2025, RB	5.00%	09/01/2050	1,230	1,222,537
Hayward (City of), CA; Series 2025, RB	4.00%	03/01/2052	3,400	3,270,680
Hemet Unified School District (Community Facilities District No. 2021-5);
Series 2025, RB	5.00%	09/01/2050	5	5,080
Series 2025, RB	5.00%	09/01/2054	1,000	1,008,842
Hemet Unified School District (Community Facilities District No. 2022-02);
Series 2024, RB	5.00%	09/01/2046	625	641,508
Series 2024, RB	5.00%	09/01/2054	1,000	1,008,842
Hemet Unified School District (Community Facilities District No. 2023-1);
Series 2025, RB	5.00%	09/01/2050	900	914,341
Series 2025, RB	5.00%	09/01/2055	1,000	1,007,978
Imperial (County of), CA (Community Facilities District No. 2004-2 - Improvement Area No. 1); Series 2007, RB	5.90%	09/01/2037	1,430	1,437,704
Irvine Unified School District (Community Facilities District No. 09-1); Series 2019 A, RB (INS - BAM)(a)	4.00%	09/01/2044	3,000	2,980,944
La Canada Irrigation District; Series 2025, COP	5.25%	12/01/2055	2,000	2,103,896
Lake Elsinore (City of), CA;
Series 2021, RB	4.00%	09/01/2041	350	336,095
Series 2021, RB	4.00%	09/01/2046	450	409,640
Series 2021, RB	4.00%	09/01/2051	700	603,876
Series 2024, RB	5.00%	09/01/2054	1,000	1,007,940
Series 2026, RB	5.00%	09/01/2051	1,300	1,316,322
Lake Elsinore (City of), CA (Nichols Ranch);
Series 2024, RB	5.00%	09/01/2044	575	593,184
Series 2024, RB	5.00%	09/01/2049	850	858,477
Series 2024, RB	5.00%	09/01/2054	1,150	1,153,963
Lake Elsinore Unified School District Community Facilities District No. 2006-2 (Improvement Area No. C); Series 2020, RB	4.00%	09/01/2050	1,680	1,479,084
Lake Elsinore Unified School District Community Facilities District No. 2017-2; Series 2024, RB	5.00%	09/01/2054	850	856,232
Lake Elsniore (City of), CA Community Facilities District No. 2006-1;
Series 2019, RB	5.00%	09/01/2050	1,000	1,001,019
Series 2021, RB	4.00%	09/01/2051	430	372,625
Lake Elsniore (City of), CA Community Facilities District No. 2006-1 (Improvement Area II);
Series 2020, RB	4.00%	09/01/2040	760	736,764
Series 2020, RB	4.00%	09/01/2045	835	754,646
Lammersville Joint Unified School District;
Series 2020, RB	4.00%	09/01/2039	250	247,305
Series 2022, RB	4.00%	09/01/2052	3,000	2,593,904
Lathrop (City of), CA (Community Facilities District No. 03-2); Series 2003, RB	7.00%	09/01/2033	2,335	2,341,313
Lincoln (City of), CA Community Facilities District No. 2006-1 (Improvement Area No. 1); Series 2021, Ref. RB	4.00%	09/01/2043	320	303,228
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Long Beach (City of), CA Bond Finance Authority;
Series 2007 A, RB	5.50%	11/15/2028	$50	$52,728
Series 2007 A, RB	5.50%	11/15/2030	1,010	1,102,112
Series 2007 A, RB	5.50%	11/15/2037	1,000	1,143,038
Los Alamitos Unified School District; Series 2013, GO Bonds(k)	6.01%	08/01/2040	1,660	1,840,400
Los Angeles (City of), CA; Series 2025 A, RB(e)	5.00%	06/01/2055	12,500	13,262,051
Los Angeles (City of), CA (Green Bonds); Series 2022, RB(c)	5.00%	05/15/2047	8,000	8,210,842
Los Angeles (City of), CA Community Facilities District No. 11 (Ponte Vista); Series 2021, RB	4.00%	09/01/2046	1,650	1,508,072
Los Angeles (City of), CA Department of Airports;
Series 2018, RB(c)(e)	5.00%	05/15/2035	11,410	11,938,810
Series 2018, RB(c)(e)	5.00%	05/15/2036	10,640	11,090,029
Series 2019 A, Ref. RB(c)	5.00%	05/15/2049	16,710	16,855,272
Series 2021, Ref. RB(c)	4.00%	05/15/2046	6,400	6,021,259
Series 2022 A, RB(c)	5.00%	05/15/2045	12,875	13,323,960
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018, Ref. RB(c)	5.00%	05/15/2048	4,395	4,438,213
Series 2019, RB(c)	5.00%	05/15/2049	19,745	19,802,914
Series 2022, RB(c)	4.00%	05/15/2047	10,000	9,312,988
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport) (Green Bonds);
Series 2025 A, RB(c)(e)(l)	5.50%	05/15/2055	10,000	10,639,007
Series 2025 A, Ref. RB(c)	5.00%	05/15/2055	2,850	2,915,979
Los Angeles (City of), CA Department of Water & Power;
Series 2017 C, RB	5.00%	07/01/2047	2,000	2,015,011
Series 2020 B, Ref. RB	5.00%	07/01/2050	8,000	8,131,551
Series 2021 B, Ref. RB	5.00%	07/01/2048	17,555	17,943,887
Series 2021 B, Ref. RB	5.00%	07/01/2051	10,165	10,339,695
Series 2022 B, Ref. RB	5.00%	07/01/2052	6,500	6,628,443
Series 2024 B, Ref. RB	5.00%	07/01/2038	1,000	1,094,076
Series 2025 A, Ref. RB (INS - BAM)(a)	5.00%	07/01/2053	5,000	5,155,670
Series 2025 C, Ref. RB	5.00%	07/01/2055	5,000	5,131,893
Series 2026 A, RB	5.00%	07/01/2050	4,000	4,137,432
Los Angeles (County of), CA Community Facilities District No. 2021-01 (Valencia Facilities);
Series 2022, RB	5.00%	09/01/2052	2,000	2,025,118
Series 2024, RB	5.00%	09/01/2054	2,700	2,722,047
Los Angeles (County of), CA Public Works Financing Authority;
Series 2025 J, RB	5.25%	12/01/2050	4,295	4,640,719
Series 2025 J, RB	5.50%	12/01/2054	10,000	10,938,046
Los Angeles Unified School District; Series 2026 QRR, GO Bonds	4.25%	07/01/2050	3,000	2,976,172
Madera (County of), CA (Valley Children’s Hospital); Series 1995, COP (INS - NATL)(a)	5.75%	03/15/2028	35	36,151
Madera (County of), CA Community Facilities District No. 2017-1 (Tesoro Viejo);
Series 2020, RB	4.00%	09/01/2045	2,060	1,865,290
Series 2020, RB	4.00%	09/01/2051	3,560	3,056,034
Manteca (City of), CA (Community Facilities District No. 2023-1); Series 2024, RB	5.00%	09/01/2054	1,500	1,500,138
Marina (City of), CA Redevelopment Agency Successor Agency;
Series 2018 B, RB	5.00%	09/01/2038	250	254,266
Series 2020 A, RB	4.00%	09/01/2040	700	680,783
Series 2020 B, RB	4.00%	09/01/2040	700	672,694
Menifee (City of), CA;
Series 2024, RB	5.00%	09/01/2049	825	838,946
Series 2024, RB	5.00%	09/01/2054	1,000	1,006,725
Series 2024, RB	5.00%	09/01/2055	2,500	2,513,196
Series 2025 A, RB	5.00%	09/01/2050	605	614,221
Series 2025 A, RB	5.00%	09/01/2055	860	865,618
Menifee Union School District (Community Facilities District No. 2006-2); Series 2020, Ref. RB	4.00%	09/01/2045	705	659,103
Menifee Union School District (Community Facilities District No. 2011-1 - Improvement Area No. 3); Series 2018, RB	5.00%	09/01/2048	1,500	1,513,879
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGI)(a)(b)	0.00%	08/01/2035	940	691,253
Menifee Union School District Public Financing Authority; Series 2017 A, RB (INS - NATL)(a)	5.00%	09/01/2033	1,000	1,005,674
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Modesto (City of), CA Irrigation District; Series 2023 A, RB(e)	5.25%	10/01/2048	$8,000	$8,649,047
Moorpark Unified School District (Election of 2008); Series 2009 A, GO Bonds (INS - AGI)(a)(b)	0.00%	08/01/2031	840	722,177
Moreno Valley Unified School District (Community Facilities District No. 2004-4); Series 2015, RB	5.00%	09/01/2045	2,050	2,052,511
Moreno Valley Unified School District (Community Facilities District No. 2015-2);
Series 2019, RB	5.00%	09/01/2044	435	441,201
Series 2019, RB	5.00%	09/01/2048	485	488,868
Moreno Valley Unified School District (Community Facilities District No. 2022-1);
Series 2025, RB	5.13%	09/01/2050	925	937,986
Series 2025, RB	5.13%	09/01/2055	1,750	1,763,293
Moreno Valley Unified School District (Community Facilities District No. 2023-1); Series 2025, RB	5.00%	09/01/2055	1,305	1,311,009
Mountain House Public Financing Authority (Green Bonds);
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2050	4,985	4,694,133
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2055	4,500	4,156,888
Series 2023, RB (INS - BAM)(a)	4.13%	12/01/2048	2,125	2,056,779
Mt. San Antonio Community College District (Election of 2024); Series 2025 A, GO Bonds	5.25%	08/01/2055	8,035	8,645,448
Municipal Improvement Corp. of Los Angeles (Los Angeles Convention Center); Series 2025 A, RB	5.00%	05/01/2055	10,000	10,290,039
Murrieta (City of), CA (Community Facilities District No. 2005-5); Series 2017, RB	5.00%	09/01/2042	655	658,913
Norco (City of), CA Community Redevelopment Agency Successor Agency (Project Area No. 1); Series 2014, Ref. RB (INS - BAM)(a)	5.00%	03/01/2030	1,500	1,503,026
North Orange (County of), CA Community College District; Series 2022 C, GO Bonds(e)(l)	4.00%	08/01/2047	22,000	21,658,754
Northern California Tobacco Securitization Authority;
Series 2021 A, Ref. RB	4.00%	06/01/2049	9,255	8,090,237
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	180	180,081
Oak Grove School District (Election of 2008);
Series 2018 E, Ref. GO Bonds(k)	5.00%	08/01/2038	8,680	5,794,405
Series 2018 E, Ref. GO Bonds(k)	5.00%	08/01/2042	5,755	3,791,826
Oak Grove School District (Election of 2022); Series 2026 B, GO Bonds	4.25%	08/01/2054	8,625	8,475,002
Ontario (City of), CA (Countryside Phase 2 South-Facilities);
Series 2024, RB	5.00%	09/01/2044	750	778,951
Series 2024, RB	5.00%	09/01/2049	1,000	1,016,093
Series 2024, RB	5.00%	09/01/2054	1,180	1,192,031
Ontario (City of), CA Community Facilities District;
Series 2023, RB	5.50%	09/01/2048	1,250	1,318,649
Series 2023, RB	5.75%	09/01/2054	2,250	2,383,985
Ontario (City of), CA Community Facilities District No. 25 (Park Place Facilities Phase II); Series 2019, RB	5.00%	09/01/2049	1,000	1,005,398
Ontario (City of), CA Community Facilities District No. 40 (Emerald Park Facilities); Series 2020, RB	4.00%	09/01/2050	780	664,891
Ontario (City of), CA Community Facilities District No. 45; Series 2020, RB	4.00%	09/01/2043	280	267,277
Ontario (City of), CA Community Facilities District No. 64; Series 2024, RB	5.00%	09/01/2055	2,995	3,002,750
Ontario (City of), CA Community Facilities District No. 71 (Neuhouse Phase 2);
Series 2025, RB	5.00%	09/01/2050	770	784,618
Series 2025, RB	5.00%	09/01/2055	1,495	1,510,305
Orange (County of), CA Community Facilities District No. 2015-1 (Esencia Village);
Series 2015 A, RB	5.00%	08/15/2035	125	125,148
Series 2015 A, RB	5.25%	08/15/2045	1,810	1,812,321
Orange (County of), CA Community Facilities District No. 2021-1 (Ladera Ranch); Series 2022 A, RB	5.00%	08/15/2052	1,000	1,010,343
Palm Desert (City of), CA Financing Authority (Project Area No. 2); Series 2003, RB (INS - NATL)(a)	5.00%	08/01/2033	40	40,179
Palomar Community College District (Election of 2006); Series 2010, GO Bonds(k)	6.38%	08/01/2045	3,330	3,240,629
Palomar Health;
Series 2017, COP	4.00%	11/01/2047	3,185	2,345,127
Series 2017, Ref. RB	5.00%	11/01/2042	4,835	4,657,841
Paradise Unified School District; Series 2023 C, GO Bonds	5.00%	08/01/2047	180	187,373
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Perris (City of), CA Joint Powers Authority;
Series 2024, Ref. RB	5.00%	09/01/2033	$1,190	$1,293,535
Series 2025, RB	5.00%	09/01/2050	1,500	1,510,667
Series 2025, RB	5.00%	09/01/2054	1,500	1,506,179
Perris Community Facilities District; Series 2025, RB	5.00%	09/01/2056	1,425	1,410,707
Piedmont Unified School District; Series 2019, GO Bonds	3.00%	08/01/2045	75	61,637
Pittsburg (City of), CA Public Financing Authority; Series 2022 A, RB (INS - AGI)(a)(e)	5.00%	08/01/2052	13,580	14,049,247
Poway Unified School District (Del Sur East II);
Series 2020, RB (INS - AGI)(a)	4.00%	09/01/2050	2,000	1,841,240
Series 2020, RB (INS - AGI)(a)	4.00%	09/01/2050	2,255	2,079,117
Rancho Cordova (City of), CA (Community Facilities District No. 2014-1);
Series 2021, RB	4.00%	09/01/2041	390	370,330
Series 2021, RB	4.00%	09/01/2046	585	525,450
Series 2021, RB	4.00%	09/01/2050	500	428,711
Rancho Cordova (City of), CA (Community Facilities District No. 2018-1);
Series 2021, RB	4.00%	09/01/2046	225	203,452
Series 2021, RB	4.00%	09/01/2050	200	171,735
Rancho Cordova (City of), CA (Community Facilities District No. 2022-1); Series 2023, RB	5.38%	09/01/2053	1,300	1,337,227
Rancho Cordova (City of), CA (Community Facilities District No. 2023-1); Series 2024, RB	5.00%	09/01/2054	1,500	1,508,199
Redlands Unified School District (Community Facilities District No. 2006-1); Series 2020, RB	4.00%	09/01/2050	400	344,983
Regents of the University of California Medical Center;
Series 2022 P, RB(e)	5.00%	05/15/2047	30,280	31,909,539
Series 2022 P, RB	4.00%	05/15/2053	25,000	23,217,505
Rialto (City of), CA Community Facilities District No. 2020-1 (El Rancho Verde);
Series 2025, RB	5.00%	09/01/2050	1,620	1,633,841
Series 2025, RB	5.13%	09/01/2055	1,000	1,014,249
Rialto (City of), CA Community Facilities District No. 2024-1 (Renaissance);
Series 2026, RB	5.00%	09/01/2051	525	533,158
Series 2026, RB	5.00%	09/01/2055	500	504,748
Rialto Unified School District;
Series 2019 A, GO Bonds (INS - BAM)(a)(b)	0.00%	08/01/2042	8,125	4,124,134
Series 2019 A, GO Bonds (INS - BAM)(a)(b)	0.00%	08/01/2043	4,500	2,156,941
Rio Hondo Community College District (Election of 2004); Series 2010 C, GO Bonds	6.63%	08/01/2042	10,530	12,776,018
River Islands Public Financing Authority;
Series 2022 A-1, Ref. RB (INS - AGI)(a)	5.25%	09/01/2052	10,365	10,871,564
Series 2022, RB (INS - AGI)(a)	5.25%	09/01/2052	2,000	2,096,630
Riverside (County of), CA Community Facilities District No. 07-2 (Clinton Keith);
Series 2015, RB	5.00%	09/01/2044	1,000	1,000,231
Series 2017, RB	5.00%	09/01/2045	535	538,379
Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor); Series 2017 A, Ref. RB (INS - BAM)(a)	4.00%	10/01/2040	500	500,244
Riverside (County of), CA Transportation Commission; Series 2021 B-1, Ref. RB	4.00%	06/01/2046	16,545	16,275,345
Riverside Unified School District (Community Facilities District No. 29);
Series 2025, RB	5.00%	09/01/2050	855	865,713
Series 2025, RB	5.00%	09/01/2055	1,290	1,300,291
Riverside Unified School District (Community Facilities District No. 32);
Series 2020, RB	4.00%	09/01/2045	290	267,253
Series 2020, RB	4.00%	09/01/2050	610	529,974
Riverside Unified School District (Community Facilities District No. 33);
Series 2021, RB	4.00%	09/01/2041	275	263,778
Series 2021, RB	4.00%	09/01/2050	600	529,025
Riverside Unified School District (Community Facilities District No. 40);
Series 2025 A, RB	5.00%	09/01/2050	2,370	2,399,695
Series 2025 A, RB	5.00%	09/01/2055	2,000	2,015,955
Riverside Unified School District (Improvement Area No. 1); Series 2024, RB	5.00%	09/01/2054	1,270	1,281,628
Riverside Unified School District (Improvement Area No. 2); Series 2024, RB	5.00%	09/01/2054	770	777,050
Romoland School District (Underwood);
Series 2023, RB	5.00%	09/01/2046	370	380,379
Series 2023, RB	5.00%	09/01/2054	1,090	1,098,654
Romoland School District Community Facilities No. 2004-1; Series 2015, Ref. RB	5.00%	09/01/2038	1,000	1,005,035
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Romoland School District Community Facilities No. 2020-1; Series 2024, RB	5.00%	09/01/2054	$1,000	$1,007,490
Romoland School District Community Facilities No. 2022-2;
Series 2024, RB	5.00%	09/01/2044	375	388,165
Series 2024, RB	5.00%	09/01/2049	775	782,205
Series 2024, RB	5.00%	09/01/2054	860	866,441
Root Creek Water District Community Facilities District No. 2016-1 Improvement Area No. 1; Series 2021, RB	4.00%	09/01/2050	570	501,832
Root Creek Water District Community Facilities District No. 2016-1 Improvement Area No. 2; Series 2021, RB	4.00%	09/01/2050	930	818,779
Root Creek Water District Community Facilities District No. 2016-1 Improvement Area No. 3; Series 2025, RB	5.13%	09/01/2050	1,240	1,267,681
Roseville (City of), CA; Series 2023, RB	6.00%	09/01/2053	1,500	1,589,484
Roseville (City of), CA (Amoruso Ranch Community Facilities District No. 1);
Series 2024, RB	5.00%	09/01/2049	1,125	1,134,697
Series 2024, RB	5.00%	09/01/2054	1,500	1,504,162
Roseville (City of), CA (Ranch at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2045	450	418,509
Series 2020, RB	4.00%	09/01/2050	1,000	873,939
Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2039	375	374,760
Series 2020, RB	4.00%	09/01/2045	350	325,507
Series 2020, RB	4.00%	09/01/2050	475	418,194
Roseville (City of), CA (Westpark-Federico Community Facilities District);
Series 2022, RB	5.00%	09/01/2043	1,830	1,882,499
Series 2022, RB	5.00%	09/01/2052	2,760	2,758,218
Sacramento (City of), CA (Greenbriar Community Facilities District No. 2018-03, Improvement Area No. 2); Series 2024, RB	5.00%	09/01/2054	1,000	1,010,874
Sacramento (City of), CA (North Natomas Community Facilities District No. 4);
Series 2015, Ref. RB	5.00%	09/01/2032	1,290	1,298,927
Series 2015, Ref. RB	5.00%	09/01/2033	250	251,735
Sacramento (City of), CA Municipal Utility District (Green Bonds); Series 2020 H, RB	4.00%	08/15/2045	5,000	4,993,725
San Bernardino (City of), CA;
Series 2022, RB	5.13%	09/01/2047	555	567,602
Series 2022, RB	5.25%	09/01/2052	680	688,832
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement);
Series 2024, Ref. RB	5.00%	10/15/2054	1,425	1,487,567
Series 2025 A, Ref. RB	5.25%	10/15/2055	16,240	17,341,103
San Diego (City of), CA Public Financing Authority (Capital Improvement);
Series 2024 A, RB(e)	5.00%	10/15/2054	12,500	13,048,835
Series 2025 B, RB(e)	5.25%	10/15/2055	5,000	5,339,010
San Diego (County of), CA Redevelopment Agency (Gillespie Field); Series 2005 A, Ref. RB(c)	5.75%	12/01/2032	1,335	1,337,383
San Diego (County of), CA Regional Airport Authority;
Series 2019 B, Ref. RB(c)	5.00%	07/01/2049	4,325	4,354,173
Series 2021 A, RB	5.00%	07/01/2056	2,880	2,967,805
Series 2021 B, RB(c)	5.00%	07/01/2056	17,450	17,593,596
Series 2023 B, RB(c)	5.00%	07/01/2053	15,000	15,225,336
Series 2023 B, RB(c)	5.25%	07/01/2058	13,145	13,564,070
San Diego Unified School District; Series 2022, GO Bonds(e)	4.25%	07/01/2052	17,500	17,217,576
San Diego Unified School District (Election of 2012); Series 2026 ZR-7, Ref. GO Bonds	5.00%	07/01/2045	1,500	1,751,846
San Diego Unified School District (Election of 2018) (Green Bonds); Series 2023, GO Bonds	4.00%	07/01/2053	15,000	14,198,412
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2018 D, RB(c)(f)(h)	5.00%	05/01/2028	$10	$10,273
Second Series 2018 D, RB(c)	5.00%	05/01/2048	5,000	5,023,412
Second Series 2025 A, RB(c)(e)(l)	5.25%	05/01/2055	2,000	2,080,733
Second Series 2025 A, RB(c)(e)(l)	5.50%	05/01/2055	8,000	8,491,246
Series 2018 D, RB(c)	5.25%	05/01/2048	12,000	12,165,382
Series 2019 A, RB(c)	5.00%	05/01/2049	47,500	47,881,311
Series 2019 E, RB(c)	4.00%	05/01/2050	11,445	10,357,583
Series 2019 E, RB(c)	5.00%	05/01/2050	3,080	3,101,195
Series 2024, Ref. RB(c)	5.25%	05/01/2043	5,000	5,438,902
Series 2025 A, RB(c)	5.25%	05/01/2055	5,000	5,201,832
Series 2025, RB(c)	5.25%	05/01/2055	10,000	10,403,663
San Francisco (City & County of), CA Community Facilities District No. 2016-1;
Series 2020, RB	4.00%	09/01/2042	550	513,841
Series 2020, RB	4.00%	09/01/2050	1,025	890,531
Series 2023, RB(g)	5.25%	09/01/2048	960	982,613
Series 2023, RB(g)	5.50%	09/01/2053	2,050	2,119,442
San Francisco (City & County of), CA Community Facilities District No. 2016-1 (Treasure Island); Series 2022, RB(g)	4.00%	09/01/2052	2,000	1,697,899
San Francisco (City & County of), CA Infrastructure & Revitalization Financing District No. 1 (Treasure Island);
Series 2022 A, RB(g)	5.00%	09/01/2037	385	403,237
Series 2022 A, RB(g)	5.00%	09/01/2052	2,000	1,927,955
Series 2022 B, RB(g)	5.00%	09/01/2052	1,000	963,978
Series 2023 B, RB(g)	5.50%	09/01/2053	1,530	1,526,191
Series 2025 A, RB(g)	5.00%	09/01/2055	2,250	2,179,192
San Francisco (City & County of), CA Public Utilities Commission;
Series 2024 C, RB(e)	5.00%	10/01/2054	24,325	25,579,598
Series 2024 D, RB(e)	5.00%	10/01/2054	4,755	5,000,246
Series 2025 D, RB(e)	5.00%	11/01/2055	10,000	10,552,659
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds); Series 2024 C, RB	5.00%	10/01/2054	5,000	5,257,882
San Francisco (City & County of), CA Special Tax District No. 2020-1;
Series 2023, RB(g)	5.75%	09/01/2050	850	891,294
Series 2023, RB(g)	5.75%	09/01/2053	1,800	1,881,422
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Hunters Point Shipyard Phase One Improvements); Series 2014, Ref. RB	5.00%	08/01/2044	2,475	2,477,218
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment); Series 2014 A, RB	5.00%	08/01/2043	2,810	2,812,093
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Transbay Infrastructure);
Series 2023, RB (INS - AGI)(a)	5.00%	08/01/2048	2,250	2,383,633
Series 2023, RB (INS - AGI)(a)	5.25%	08/01/2053	2,375	2,521,942
San Jacinto Unified School District (Community Facilities District No. 2020-1); Series 2022, RB	4.00%	09/01/2052	760	628,826
San Jacinto Unified School District Financing Authority; Series 2017, Ref. RB	5.00%	09/01/2043	160	161,265
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. RB	5.25%	01/15/2044	315	315,187
San Joaquin Valley Clean Energy Authority (Green Bonds); Series 2025 A, RB(f)	5.50%	07/01/2035	10,000	11,086,146
San Jose (City of), CA; Series 2017 A, Ref. RB(c)	5.00%	03/01/2047	2,260	2,264,113
San Jose (City of), CA (El Parador Apartments); Series 2000 A, RB(c)	6.20%	01/01/2041	3,150	3,150,583
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGI)(a)(b)	0.00%	09/01/2031	3,110	2,695,499
San Leandro Unified School District (Election of 2020); Series 2022 B, GO Bonds	5.25%	08/01/2048	11,700	12,485,476
San Marcos Unified School District (Community Facilities District No. 7); Series 2019, RB	5.00%	09/01/2048	750	755,026
San Mateo Foster City School District (Election of 2008); Series 2010, GO Bonds(k)	6.63%	08/01/2042	1,010	1,147,583
Santa Clara (County of), CA Financing Authority;
Series 2026 A, Ref. RB	3.50%	11/01/2044	1,500	1,407,865
Series 2026 A, Ref. RB	3.50%	11/01/2045	7,105	6,555,572
Series 2026 A, Ref. RB	3.63%	11/01/2046	2,200	2,041,673
Series 2026 A, Ref. RB	3.75%	11/01/2047	1,410	1,310,810
Series 2026 A, Ref. RB	4.00%	11/01/2051	7,645	7,310,767
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Santa Clara (County of), CA Housing Authority (Rivertown Apartments);
Series 2001 A, RB(c)	5.85%	08/01/2031	$620	$621,355
Series 2001 A, RB(c)	6.00%	08/01/2041	2,070	2,105,034
Santa Monica (City of), CA Redevelopment Agency;
Series 2011, RB(f)(h)	5.88%	06/15/2026	1,750	1,752,175
Series 2011, RB(f)(h)	5.88%	06/15/2026	2,600	2,603,232
Signal Hill (City of), CA Redevelopment Agency Successor Agency (Signal Hill Redevelopment Project No. 1); Series 2011, RB	7.00%	10/01/2026	365	366,086
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(b)	0.00%	06/01/2036	22,420	12,874,308
Series 2007 A, RB(b)	0.00%	06/01/2041	10,000	3,825,316
Series 2007 B, RB(b)	0.00%	06/01/2047	12,650	3,137,896
Series 2007 C, RB(b)	0.00%	06/01/2056	65,815	6,685,810
Simi Valley Unified School District (Election of 2004);
Series 2007 C, GO Bonds (INS - AGI)(a)(b)	0.00%	08/01/2028	3,480	3,281,862
Series 2007 C, GO Bonds (INS - AGI)(a)(b)	0.00%	08/01/2030	2,765	2,453,044
South San Francisco (City of), CA Community Facilities District No. 2021-01 (Oyster Point);
Series 2025, RB	5.00%	09/01/2045	600	619,286
Series 2025, RB	5.13%	09/01/2050	925	946,960
Series 2025, RB	5.25%	09/01/2055	1,600	1,643,491
Southern California Public Power Authority (No.1);
Series 2007 A, RB	5.25%	11/01/2026	250	252,140
Series 2007 A, RB	5.25%	11/01/2027	2,255	2,315,369
Series 2007 A, RB	5.00%	11/01/2028	205	212,249
Series 2007 A, RB	5.00%	11/01/2029	165	172,575
Series 2007 A, RB	5.00%	11/01/2033	2,085	2,227,654
Southern California Public Power Authority (Southern Transmission System Renewal); Series 2026, RB	5.00%	07/01/2047	2,500	2,625,141
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2006, RB(b)	0.00%	06/01/2046	3,000	517,859
Series 2019, Ref. RB	5.00%	06/01/2039	750	788,094
Series 2019, Ref. RB	5.00%	06/01/2048	2,005	1,980,105
State Center Community College District; Series 2025 D, GO Bonds	5.00%	08/01/2047	12,405	13,447,468
Stockton (City of), CA Community Facilities District (Westlake Villages II);
Series 2022, RB	5.13%	09/01/2052	1,800	1,825,898
Series 2024, RB	5.00%	09/01/2049	525	525,284
Series 2024, RB	5.00%	09/01/2054	625	619,581
Stockton Unified School District; Series 2025 A, GO Bonds (INS - BAM)(a)(e)	5.00%	08/01/2049	8,000	8,450,670
Sulphur Springs Union School District;
Series 2020, RB	4.00%	09/01/2050	1,225	1,062,730
Series 2024 A, RB	5.00%	09/01/2054	3,750	3,770,496
Tejon Ranch Public Facilities Finance Authority (Community Facilities District No. 2008-1 - Tejon Industrial Complex Public Improvements);
Series 2020, RB	4.00%	09/01/2050	5,750	5,039,980
Series 2024, Ref. RB	5.00%	09/01/2054	3,450	3,461,890
Temecula Public Financing Authority; Series 2024, RB	5.00%	09/01/2054	900	904,415
Temecula Valley Unified School District Community Facilities District (Community Facilities District No. 2021-1);
Series 2024, RB	5.00%	09/01/2044	285	291,648
Series 2024, RB	5.00%	09/01/2049	500	502,622
Series 2024, RB	5.00%	09/01/2054	350	350,501
Temescal Valley Water District;
Series 2021, RB	4.00%	09/01/2046	500	462,560
Series 2021, RB	4.00%	09/01/2051	930	818,134
Series 2024, RB	5.00%	09/01/2044	600	625,688
Tender Option Bond Trust Receipts/Certificates; Series 2026, VRD RB(g)(m)	1.88%	04/01/2056	2,400	2,400,000
Three Rivers Levee Improvement Authority (Community Facilities District No. 2006-1); Series 2021, Ref. RB	4.00%	09/01/2051	2,500	2,147,033
Torrance Unified School District (Election of 2008-Measure Z); Series 2009, GO Bonds(b)	0.00%	08/01/2034	3,250	2,192,623
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Tracy (City of), CA Community Facilities District No. 21-1(Hillview);
Series 2022, RB	5.00%	09/01/2042	$1,905	$1,970,163
Series 2022, RB	5.00%	09/01/2052	2,400	2,412,103
Transbay Joint Powers Authority (Green Bonds);
Series 2020 A, RB	5.00%	10/01/2045	2,600	2,627,897
Series 2020 A, RB	5.00%	10/01/2049	3,200	3,215,200
Series 2020 B, RB	5.00%	10/01/2035	250	256,788
Series 2020 B, RB	5.00%	10/01/2038	300	306,158
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015 A, Ref. RB(f)(h)	5.00%	06/26/2026	2,000	2,003,243
University of California;
Series 2020 BE, Ref. RB	4.00%	05/15/2050	12,000	11,476,705
Series 2021 BH, Ref. RB	4.00%	05/15/2051	8,000	7,612,295
Series 2025 CC, RB	5.00%	05/15/2053	2,500	2,642,770
Series 2026 CF, Ref. RB	5.00%	11/15/2042	10,000	11,253,905
Upland (City of), CA Community Facilities District No. 2003-2 (Improvement Area No. 2);
Series 2015, Ref. RB	5.00%	09/01/2029	1,030	1,031,217
Series 2015, Ref. RB	5.00%	09/01/2030	1,080	1,081,180
Upland (City of), CA Community Facilities District No. 2015-1 (Improvement Area No. 1); Series 2019 A, RB	4.00%	09/01/2049	750	654,940
Upland (City of), CA Community Facilities District No. 2016-1 (Improvement Area No. 2);
Series 2021 A, RB	4.00%	09/01/2040	260	252,862
Series 2021 A, RB	4.00%	09/01/2045	165	149,404
Series 2021 A, RB	4.00%	09/01/2051	260	219,534
Val Verde Unified School District Community Facilities Disctrict No. 2018-2 (Stratford Ranch Improvement Area No. 2); Series 2023, RB	5.00%	09/01/2054	955	965,268
Victorville (City of), CA (Community Facilities District No. 07-01); Series 2012 A, RB	5.35%	09/01/2042	485	486,242
Washington Township Health Care District;
Series 2023 A, RB	5.00%	07/01/2043	250	252,699
Series 2023 A, RB	5.75%	07/01/2048	500	527,623
Series 2023 A, RB	5.75%	07/01/2053	1,000	1,036,560
Washington Township Health Care District (Election of 2020);
Series 2023 B, GO Bonds	5.25%	08/01/2048	1,625	1,765,530
Series 2023 B, GO Bonds	5.50%	08/01/2053	2,500	2,692,951
West Patterson Financing Authority (Community Facilities District No. 2015-1);
Series 2015, RB	5.25%	09/01/2035	610	610,764
Series 2015, RB	5.25%	09/01/2045	1,550	1,550,807
West Sacramento (City of), CA Enhanced Infrastructure Financing District No. 1; Series 2025, RB (INS - AGI)(a)	5.00%	09/01/2055	3,000	3,107,615
Yosemite Community College District; Series 2010, GO Bonds(k)	6.55%	08/01/2042	2,000	1,886,145
				2,162,582,382
Guam–0.37%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2036	1,160	1,154,255
Guam (Territory of) Department of Education (John F. Kennedy); Series 2020, Ref. COP	5.00%	02/01/2040	2,750	2,770,721
Guam (Territory of) Port Authority; Series 2018 A, RB	5.00%	07/01/2048	1,825	1,834,819
Guam (Territory of) Waterworks Authority; Series 2025 A, RB	5.50%	07/01/2055	2,000	2,083,832
				7,843,627
Puerto Rico–3.73%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	5,090	5,167,240
Series 2002, RB	5.63%	05/15/2043	8,735	8,857,376
PRIFA Custodial Trust; Series 2005, RB(b)	0.00%	03/15/2049	79	20,891
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(b)	0.00%	07/01/2033	$12,619	$9,209,839
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	917	931,477
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	902	948,243
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	876	948,931
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	1,731	1,734,841
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	747	744,959
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	641	633,561
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	871	830,523
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	0	4
Subseries 2022, RN(b)	0.00%	11/01/2043	3,453	2,387,286
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2013 A, RB(i)	6.75%	07/01/2036	3,920	2,905,700
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB (Acquired 05/26/2000-03/25/2024; Cost $521,442)(j)	6.63%	01/01/2027	494	492,542
Series 2023 A, RB (Acquired 05/26/2000; Cost $4,198,205)(j)	6.63%	01/01/2028	3,767	3,751,048
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(b)	0.00%	07/01/2027	1,090	1,053,789
Series 2018 A-1, RB(b)	0.00%	07/01/2031	1,616	1,360,171
Series 2018 A-1, RB(b)	0.00%	07/01/2033	11,974	9,325,040
Series 2018 A-1, RB	4.55%	07/01/2040	342	342,757
Series 2018 A-1, RB(b)	0.00%	07/01/2046	8,788	3,207,762
Series 2018 A-1, RB(b)	0.00%	07/01/2051	13,879	3,727,570
Series 2018 A-1, RB	4.75%	07/01/2053	2,510	2,418,055
Series 2018 A-1, RB	5.00%	07/01/2058	11,595	11,458,111
Series 2019 A-2, RB	4.33%	07/01/2040	3,080	3,071,266
Series 2019 A-2, RB	4.54%	07/01/2053	65	60,658
Series 2019 A-2, RB	4.78%	07/01/2058	865	833,301
University of Puerto Rico; Series 2006 P, Ref. RB (Acquired 08/07/2017; Cost $1,423,500)(j)	5.00%	06/01/2030	2,190	2,173,607
				78,596,548
Virgin Islands–0.50%
Virgin Islands (Government of) Port Authority;
Series 2014 A, Ref. RB(c)	5.00%	09/01/2029	1,335	1,335,757
Series 2014 A, Ref. RB(c)	5.00%	09/01/2033	1,500	1,500,535
Virgin Islands (Government of) Public Finance Authority (Frenchman’s Reef Hotel Development); Series 2024 A, RB(g)	6.00%	04/01/2053	6,000	6,072,416
Virgin Islands Transportation & Infrastructure Corp. (Garvee); Series 2025, Ref. RB	5.00%	09/01/2043	1,500	1,612,822
				10,521,530
Total Municipal Obligations (Cost $2,273,633,637)				2,259,544,087
U.S. Dollar Denominated Bonds & Notes–0.00%
California–0.00%
CalPlant I LLC; Exit Facility (Cost $485,000)(g)(n)	15.00%	02/28/2027	485	95,165
			Shares
MuniFund Preferred Shares–0.35%
Nuveen California AMT-Free Quality Municipal Income Fund; VRD (Cost $7,400,000)(g)(m)	2.02%		7,400,000	7,400,000

Common Stocks & Other Equity Interests–0.00%
BL Train Holdings West LLC; Wts. expiring 11/26/2035 (Cost $0)(n)			42,000	73,500
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Shares	Value

Preferred Stocks–0.00%
AES Puerto Rico, Inc.; Pfd. (Cost $0)(n)	87,313	$0
TOTAL INVESTMENTS IN SECURITIES(o)–107.41% (Cost $2,281,518,637)		2,267,112,752
FLOATING RATE NOTE OBLIGATIONS–(8.71)%
Notes with interest and fee rates ranging from 2.07% to 2.92% at 05/31/2026 and contractual maturities of collateral ranging from 05/15/2035 to 11/01/2056(p)		(183,940,000)
OTHER ASSETS LESS LIABILITIES–1.30%		27,475,393
NET ASSETS–100.00%		$2,110,648,145
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FNMA	– Federal National Mortgage Association
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Zero coupon bond issued at a discount.
(c)	Security subject to the alternative minimum tax.
(d)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(e)	Underlying security related to TOB Trusts entered into by the Fund.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2026 was $226,687,697, which represented 10.74% of the Fund’s Net Assets.

(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2026 was $4,003,019, which represented less than 1% of the Fund’s Net Assets.

(j)	Restricted security. The aggregate value of these securities at May 31, 2026 was $21,064,685, which represented less than 1% of the Fund’s Net Assets.
(k)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $29,650,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(m)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2026.

(n)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(o)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(p)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2026. At May 31, 2026, the Fund’s investments with a value of $284,593,037 are held by TOB Trusts and serve as collateral for the $183,940,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$2,259,544,087	$—	$2,259,544,087
MuniFund Preferred Shares	—	7,400,000	—	7,400,000
U.S. Dollar Denominated Bonds & Notes	—	—	95,165	95,165
Common Stocks & Other Equity Interests	—	—	73,500	73,500
Preferred Stocks	—	—	0	0
Total Investments in Securities	—	2,266,944,087	168,665	2,267,112,752
Other Investments - Assets
Investments Matured	—	936,294	31,395	967,689
Total Investments	$—	$2,267,880,381	$200,060	$2,268,080,441
Invesco California Municipal Fund